SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 3.5%

Agency - 0.3%

FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	302,135	4.69	5/28/35	303,053
Small Business Administration, Series 2006-20D, Class 1	14,212	5.64	4/1/26	14,196
Small Business Administration, Series 2007-20B, Class 1	18,483	5.49	2/1/27	18,557
Small Business Administration, Series 2007-20J, Class 1	38,939	5.57	10/1/27	39,210

				375,016

Non-Agency - 3.2%

RCKT Mortgage Trust, Series 2023-CES3, Class A1A [1,4]	653,110	7.11	11/25/43	662,945
RCKT Mortgage Trust, Series 2024-CES3, Class A1A [1,4]	1,368,568	6.59	5/25/44	1,386,145
RCKT Mortgage Trust, Series 2024-CES4, Class A1A [4,14]	524,485	6.15	6/25/44	529,027
RCKT Mortgage Trust, Series 2025-CES3, Class A1A [4,14]	959,518	5.55	3/25/55	965,166
Towd Point Mortgage Trust, Series 2023-CES2, Class A1A [1,4]	318,938	7.29	10/25/63	324,107

				3,867,390

Total Asset-Backed Securities (cost: $4,197,963)				4,242,406

Collateralized Mortgage Obligations - 39.6%

Agency - 27.1%

FHLMC REMICS, Series 3104, Class BY	1,094	5.50	1/15/26	1,092
FHLMC REMICS, Series 3756, Class PZ	2,270,333	4.00	11/15/40	2,215,942
FHLMC REMICS, Series 4246, Class PT	179,500	6.50	2/15/36	186,905
FHLMC REMICS, Series 4390, Class CA	267,718	3.50	6/15/50	266,771
FHLMC REMICS, Series 4717, Class KV	129,530	3.50	8/15/40	129,230
FHLMC REMICS, Series 5226, Class D	329,121	3.50	12/15/45	318,752
FHLMC REMICS, Series 5252, Class BT	770,553	6.00	9/25/52	802,893
FHLMC REMICS, Series 5391, Class EA	1,445,360	5.50	5/25/49	1,462,059
FHLMC REMICS, Series 5417, Class HA	1,609,650	5.50	11/25/51	1,628,982
FHLMC REMICS, Series 5440, Class NG	920,946	5.50	9/25/49	924,506
FHLMC REMICS, Series 5444, Class AB	1,104,405	5.50	9/25/49	1,107,670
FHLMC REMICS, Series 5452, Class CB	1,209,612	5.00	8/25/51	1,208,091
FHLMC REMICS, Series 5470, Class MA	1,058,450	5.00	4/25/52	1,065,262
FHLMC REMICS, Series 5487, Class CA	2,231,353	5.50	12/25/51	2,245,664
FHLMC REMICS, Series 5537, Class EA	1,225,892	5.00	5/25/52	1,220,255
FHLMC Structured Pass-Through Certificates, Series T-60, Class 1A2	395,459	7.00	3/25/44	405,094
FNMA REMICS, Series 2002-W1, Class 2A [1]	661,532	4.45	2/25/42	662,847
FNMA REMICS, Series 2004-W5, Class A1	1,337,862	6.00	2/25/47	1,397,685
FNMA REMICS, Series 2009-24, Class LC [1]	228,597	1.96	4/25/39	201,027
FNMA REMICS, Series 2010-68, Class W [1]	166,596	1.62	7/25/37	146,191
FNMA REMICS, Series 2011-10, Class AC	1,296,356	3.00	2/25/41	1,250,733
FNMA REMICS, Series 2011-146, Class LX	428,507	3.50	10/25/40	425,436
FNMA REMICS, Series 2015-61, Class VB	871,000	3.50	6/25/34	860,299
FNMA REMICS, Series 2018-25, Class AG	121,319	3.50	4/25/47	118,744
FNMA REMICS, Series 2023-64, Class HA	3,069,371	5.50	9/25/50	3,131,767
FNMA Trust, Series 2004-W9, Class 1A3	698,268	6.05	2/25/44	725,414
FRESB Mortgage Trust, Series 2018-SB45, Class A5H, SOFRRATE 30 Day Average + 0.81% [1]	122,122	5.13	11/25/37	121,462
FRESB Mortgage Trust, Series 2018-SB46, Class A5H, SOFRRATE 30 Day Average + 0.81% [1]	490,134	5.13	12/25/37	488,345
Government National Mortgage Association, Series 2004-11, Class QG	179,164	5.00	2/16/34	178,984
Government National Mortgage Association, Series 2020-149, Class AW	1,458,679	5.50	10/20/50	1,480,560
Government National Mortgage Association, Series 2024-116, Class MB	1,095,045	6.50	3/20/54	1,133,790
Government National Mortgage Association, Series 2024-4, Class GK	760,319	5.00	3/20/52	768,434
Government National Mortgage Association, Series 2024-79, Class MC	1,194,458	5.50	10/20/49	1,214,194
Government National Mortgage Association, Series 2025-20, Class CA	1,763,105	4.00	7/20/47	1,731,493
Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M55D	211,788	4.00	2/25/59	197,425
Seasoned Credit Risk Transfer Trust, Series 2022-2, Class M5TU	1,203,350	4.00	4/25/62	1,118,492

				32,542,490

JUNE 30, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Non-Agency - 12.5%

Chase Home Lending Mortgage Trust, Series 2024-3, Class A4 [1,4]	551,754	6.00	2/25/55	557,634
Chase Home Lending Mortgage Trust, Series 2024-4, Class A6 [1,4]	713,823	6.00	3/25/55	718,102
JP Morgan Mortgage Trust, Series 2021-1, Class A4 [1,4]	485,312	2.50	6/25/51	445,870
JP Morgan Mortgage Trust, Series 2021-14, Class A4 [1,4]	672,959	2.50	5/25/52	598,697
JP Morgan Mortgage Trust, Series 2021-6, Class A4 [1,4]	1,202,776	2.50	10/25/51	1,076,342
JP Morgan Mortgage Trust, Series 2021-7, Class A4 [1,4]	410,018	2.50	11/25/51	366,743
JP Morgan Mortgage Trust, Series 2024-4, Class A4A [1,4]	559,394	6.00	10/25/54	563,812
JP Morgan Mortgage Trust, Series 2025-1, Class A4 [1,4]	1,339,998	6.00	6/25/55	1,353,475
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 [1,4]	165,640	4.00	4/25/57	159,854
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, TSFR1M + 0.86% [1,4]	132,255	5.18	1/25/48	129,435
RCKT Mortgage Trust, Series 2025-CES1, Class A1B [4,14]	1,304,762	5.70	1/25/45	1,309,990
Sequoia Mortgage Trust, Series 2020-4, Class A5 [1,4]	205,266	2.50	11/25/50	190,788
Sequoia Mortgage Trust, Series 2023-4, Class A10 [1,4]	448,207	6.00	11/25/53	448,828
Sequoia Mortgage Trust, Series 2024-9, Class A11 [1,4]	505,415	5.50	10/25/54	504,923
Sequoia Mortgage Trust, Series 2025-1, Class A10 [1,4]	2,604,462	6.00	1/25/55	2,625,286
Sequoia Mortgage Trust, Series 2025-2, Class A4 [1,4]	1,380,947	6.00	3/25/55	1,397,796
Sequoia Mortgage Trust, Series 2025-4, Class A11 [1,4]	1,436,441	5.50	4/25/55	1,437,592
Sequoia Mortgage Trust, Series 2025-5, Class A5 [1,4]	968,382	5.50	6/25/55	972,697
Wells Fargo Mortgaged Backed Securities Trust, Series 2020-5, Class A3 [1,4]	191,785	2.50	9/25/50	177,440

				15,035,304

Total Collateralized Mortgage Obligations (cost: $47,475,996)				47,577,794

Corporate Bonds - 14.2%

American Tower Trust [4]	1,300,000	5.49	3/15/28	1,321,738
Citizens Financial Group, Inc. (Subordinated) [1]	250,000	4.30	2/11/31	246,288
Comerica, Inc. [1]	1,350,000	5.98	1/30/30	1,382,921
Crown Castle Towers, LLC [4]	1,350,000	4.24	7/15/28	1,325,619
CVS Pass-Through Trust	250,554	6.04	12/10/28	254,063
CVS Pass-Through Trust	381,941	6.94	1/10/30	394,221
CVS Pass-Through Trust Series 2009 [4]	660,663	8.35	7/10/31	716,757
DTE Electric Securitization Funding II, LLC	944,783	5.97	3/1/32	989,623
Energy Transfer LP [4]	1,000,000	6.00	2/1/29	1,016,080
F&G Global Funding [4]	1,225,000	5.88	1/16/30	1,258,045
Great River Energy [4]	815,370	6.25	7/1/38	848,117
Jackson National Life Global Funding [4]	1,000,000	5.35	1/13/30	1,028,409
KeyBank National Association of Ohio (Subordinated)	1,300,000	6.95	2/1/28	1,370,968
Regions Financial Corp. [1]	700,000	5.72	6/6/30	722,812
SBA Tower Trust [4]	250,000	4.83	10/15/29	250,221
SBA Tower Trust [4]	1,300,000	6.60	1/15/28	1,335,851
SouthState Corp. (Subordinated), TSFR3M + 5.62% [1]	900,000	9.94	6/1/30	899,908
Truist Bank (Subordinated)	1,000,000	2.25	3/11/30	900,115
Western Alliance Bancorp (Subordinated), TSFR3M + 2.25% [1]	900,000	3.00	6/15/31	836,433

Total Corporate Bonds (cost: $16,902,334)				17,098,189

Mortgage Pass-Through Securities - 24.7%

Federal Home Loan Mortgage Corporation - 4.7%

Freddie Mac	1,543,536	2.50	8/1/30	1,491,113
Freddie Mac	12,707	3.00	9/1/27	12,539
Freddie Mac	1,823,508	3.00	3/1/31	1,777,743
Freddie Mac	1,206	3.50	7/1/26	1,198
Freddie Mac	7,192	4.00	7/1/26	7,151
Freddie Mac	10,310	4.00	1/1/27	10,254
Freddie Mac	289,858	4.00	4/1/29	289,071
Freddie Mac	80,136	4.00	10/1/31	79,595
Freddie Mac	33	4.50	7/1/26	33

2

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Freddie Mac	327,962	4.50	6/1/39	324,482
Freddie Mac	153	5.00	10/1/25	152
Freddie Mac	859,604	5.00	8/1/38	866,724
Freddie Mac	816,591	5.00	9/1/54	801,563

				5,661,618

Federal National Mortgage Association - 18.2%

Fannie Mae	181,545	3.00	10/1/27	179,628
Fannie Mae	15,978	3.00	8/1/28	15,764
Fannie Mae	281,500	3.00	5/1/30	275,327
Fannie Mae	170,443	3.00	11/1/31	168,017
Fannie Mae	12,129	3.50	1/1/26	12,065
Fannie Mae	1,228,084	3.50	4/1/32	1,199,049
Fannie Mae	308,086	3.50	11/1/38	298,154
Fannie Mae	4,832	4.00	10/1/31	4,794
Fannie Mae	305,382	4.00	10/1/34	304,358
Fannie Mae	687,540	4.00	6/1/38	681,825
Fannie Mae	94,733	4.50	3/1/29	94,430
Fannie Mae	66,079	4.50	7/1/31	66,354
Fannie Mae	1,335,237	4.50	4/1/39	1,341,857
Fannie Mae	2,111,385	4.50	9/1/53	2,021,315
Fannie Mae	2,022,582	4.50	8/1/54	1,934,890
Fannie Mae	2,979,161	5.00	6/1/53	2,926,187
Fannie Mae	413,148	5.50	12/1/35	426,408
Fannie Mae	787,153	5.50	12/1/38	802,209
Fannie Mae	292,319	5.50	8/1/40	303,363
Fannie Mae	479,247	5.50	2/1/42	493,766
Fannie Mae	679,858	5.50	5/1/49	692,759
Fannie Mae	436,892	5.50	9/1/49	447,761
Fannie Mae	1,593,187	5.50	8/1/56	1,640,690
Fannie Mae	493,325	6.00	7/1/37	515,800
Fannie Mae	577,921	6.00	11/1/38	594,806
Fannie Mae	1,100,252	6.00	10/1/53	1,123,968
Fannie Mae	494,008	6.50	5/1/40	515,633
Fannie Mae	450,973	7.00	1/1/40	475,290
Fannie Mae	523,471	7.00	1/1/40	551,697
Fannie Mae	1,566,452	7.50	10/1/38	1,626,787

				21,734,951

Government National Mortgage Association - 1.6%

Ginnie Mae	34,035	4.00	7/20/26	33,849
Ginnie Mae, US Treasury + 1.50% [1]	11,275	4.88	4/20/33	11,413
Ginnie Mae, US Treasury + 1.50% [1]	3,601	4.88	4/20/42	3,621
Ginnie Mae	29	5.00	6/20/26	29
Ginnie Mae	1,097,373	6.00	9/20/38	1,126,196
Ginnie Mae	824,608	6.00	9/20/38	879,444

				2,054,552

Other Federal Agency Securities - 0.2%

Small Business Administration Pools, PRIME - 2.50% [1]	100,940	5.00	5/25/43	101,141
Small Business Administration Pools, PRIME + 0.79% [1]	136,420	8.29	2/25/28	139,108
Small Business Administration Pools, PRIME + 0.80% [1]	58,875	8.30	3/25/30	60,428

				300,677

Total Mortgage Pass-Through Securities (cost: $29,822,600)				29,751,798

Taxable Municipal Bonds - 16.4%

City of Miami FL	1,000,000	5.14	1/1/30	1,044,122
Colorado Housing & Finance Authority	650,000	6.50	5/1/48	684,854
Columbus Metropolitan Housing Authority	500,000	5.38	9/1/28	506,905

JUNE 30, 2025	3

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Connecticut Housing Finance Authority	995,000	5.75	11/15/54	1,025,205
County of Yamhill OR	325,000	4.50	10/1/30	317,911
Energy Northwest	215,000	3.20	7/1/28	210,547
Idaho Housing & Finance Association	935,000	6.00	1/1/48	969,746
Idaho Housing & Finance Association	945,000	6.50	7/1/53	996,567
Illinois Housing Development Authority	945,000	6.50	4/1/54	992,350
Iowa Finance Authority	5,000	6.25	7/1/54	5,234
Kentucky Higher Education Student Loan Corp.	755,000	2.52	6/1/35	711,399
Kentucky Housing Corp.	1,000,000	6.25	1/1/55	1,044,928
Maryland Community Development Administration	925,000	6.00	9/1/53	956,709
Massachusetts Educational Financing Authority	180,000	4.41	7/1/34	177,727
Massachusetts Educational Financing Authority	775,000	2.64	7/1/37	722,729
Massachusetts Educational Financing Authority	750,000	6.07	7/1/33	782,592
Massachusetts Housing Finance Agency	960,000	6.50	12/1/52	1,008,768
Minnesota Housing Finance Agency	995,000	6.13	7/1/55	1,047,367
Nebraska Investment Finance Authority	1,000,000	6.00	9/1/53	1,039,159
North Carolina Housing Finance Agency	490,000	6.50	1/1/55	514,637
Oklahoma Development Finance Authority	372,830	3.88	5/1/37	365,088
Rhode Island Student Loan Authority	1,000,000	5.80	12/1/33	1,056,576
Rhode Island Student Loan Authority	1,000,000	4.00	12/1/38	981,147
Somis Union School District G.O.	535,000	2.06	8/1/30	489,501
State of Oregon Housing & Community Services Department	965,000	6.25	7/1/53	1,004,347
Utah Housing Corp.	945,000	6.25	1/1/54	983,723
Wisconsin Housing & Economic Development Authority [8]	55,000	3.50	3/1/46	54,849

Total Taxable Municipal Bonds (cost: $19,467,323)				19,694,687

Name of Issuer	Quantity			Fair Value ($)

Short-Term Securities - 0.8%

Fidelity Inv. Money Mkt. Gvt. Fund, Class I, 4.23% (cost: $977,278)	977,278			977,278

Total Investments in Securities - 99.2% (cost: $118,843,494)				119,342,152

Other Assets and Liabilities, net - 0.8%				1,018,718

Net Assets - 100.0%				$120,360,870

1

Variable rate security. Rate disclosed is as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

4

144A Restricted Security. The total value of such securities as of June 30, 2025 was $28,003,531 and represented 23.3% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

8

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At June 30, 2025, 0.0% of net assets in the Fund was invested in such securities.

14	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of June 30, 2025.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

4

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2025

Sit Quality Income Fund (Continued)

A summary of the levels for the Fund’s investments as of June 30, 2025 is as follows:

	Investment in Securities

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Prices ($)	observable inputs ($)	unobservable inputs ($)	Total ($)

Asset-Backed Securities	—	4,242,406	—	4,242,406

Collateralized Mortgage Obligations	—	47,577,794	—	47,577,794

Corporate Bonds	—	17,098,189	—	17,098,189

Mortgage Pass-Through Securities	—	29,751,798	—	29,751,798

Taxable Municipal Bonds	—	19,694,687	—	19,694,687

Short-Term Securities	977,278	—	—	977,278

Total:	977,278	118,364,874	—	119,342,152

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

JUNE 30, 2025	5